UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                                                                811- 21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	4/30
Date of reporting period:	10/31/2008

FORM N-CSR

Item 1.	Reports to Stockholders.

CitizensSelect Funds

CitizensSelect Prime Money Market Fund

SEMIANNUAL REPORT October 31, 2008

Citizens Financial Group, Inc.℠

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
24	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

CitizensSelect
Prime Money Market Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for CitizensSelect Prime Money Market Fund, covering the six-month period from May 1, 2008, through October 31, 2008.

These are difficult times for investors. A credit crunch that began in 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions. Making matters worse, the U.S. economic slowdown has gathered momentum, depressing investor sentiment.

Money market funds have not been immune to the downturn, as banks’ reluctance to lend even to financially sound companies produced challenging liquidity conditions in the commercial paper market, and resulted to date in at least one U.S. money market fund family having to close and liquidate certain of its money funds’ portfolios. The federal government subsequently stepped in with a number of measures, including a Temporary Guarantee Program for Money Market Funds and a $700 billion rescue package intended to promote greater liquidity in the financial markets. In our view, the government’s efforts to stabilize the fixed income markets are critical to a broader recovery in the credit markets, as funding for America’s leading corporations must improve before a more widespread easing of credit availability is possible.

The depth and duration of the financial crisis will depend on how quickly the banking system can be stabilized. In the meantime, we encourage you to maintain a long-term perspective and a disciplined approach to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2008, through October 31, 2008, as provided by James G. O’Connor, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2008, Class A, B, C and D shares of CitizensSelect Prime Money Market Fund produced annualized yields of 2.55%, 2.30%, 2.05% and 1.65%, respectively. Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares also produced annualized effective yields of 2.58%, 2.32%, 2.06% and 1.66%, respectively.1

Over much of the reporting period, money market yields declined along with short-term interest rates, while a financial crisis produced turmoil in the commercial paper market later in the reporting period.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposit,time deposits,bankers’acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; high-grade commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest. Normally, the fund invests at least 25% of its net assets in bank obligations.

Interest Rates Fell as U.S. Economy Struggled

Turmoil in the sub-prime mortgage market, slumping U.S. housing markets and resurgent energy prices already had produced a weaker U.S. economy by the start of the reporting period. As a result, the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Federal Reserve Board (the “Fed”) reduced short-term interest rates aggressively in the months leading up to the reporting period, which began with an overnight federal funds rate of 2.0% .

Despite the Fed’s moves and an economic stimulus package from Congress, job losses and credit problems mounted. To address the credit crisis, in March the Fed participated in the rescue of investment bank Bear Stearns and made funds available to Wall Street firms in an unprecedented program allowing the use of mortgage-backed securities as collateral.

The bad news continued to mount in August, including a jump in the unemployment rate to 6.1%, its highest level in five years, and a surge in mortgage delinquencies. However, inflationary pressures appeared to ebb when commodity prices retreated from their peaks.

September ranked as one of the most challenging months in memory for the global financial markets. In a crisis that former Fed Chairman Alan Greenspan called a “global tsunami,” financial institutions grew reluctant to lend even to each other, and major financial institutions found themselves unable to obtain short-term funding for their oper-ations.As a result, the U.S. government effectively nationalized Fannie Mae, Freddie Mac and insurer AIG. In addition, Lehman Brothers filed for bankruptcy, Washington Mutual was seized by regulators, and Merrill Lynch and Wachovia were sold to former rivals at steeply discounted prices.The U.S.Treasury Department proposed a $700 billion rescue package for the nation’s banking system, which initially was rejected by Congress but after some adjustments was enacted into law. It later was estimated that U.S. GDP contracted by a –0.3% annualized rate in the third quarter, stoking recession fears.

Money Markets Suffered in the Financial Crisis

The money markets were not immune to the financial crisis, as evidenced by several high-profile money funds “breaking the buck.”The Lehman Brothers bankruptcy led to challenging liquidity conditions in the commercial paper market and concerned money market fund investors began a rash of redemptions from such funds. In an attempt to curtail diminishing investor confidence and help restore liquidity and stability to the financial system, the Department of Treasury initiated several measures, including the Temporary Guarantee Program specifically for money market funds.

In October, the Fed and other central banks implemented an unprecedented, coordinated rate cut to combat spreading global economic weakness. The Fed followed up with another reduction later in the month, and the federal funds rate ended the reporting period at just 1%. In addition, signs of recovery in the commercial paper market had appeared by the reporting period’s end.

Maintaining a Cautious Posture

For most of the reporting period, we maintained the fund’s weighted average maturity in a position we considered longer than industry averages. However, September’s developments constrained our ability to find longer-dated money market instruments at reasonable prices, and we focused on instruments with overnight maturities.

We currently expect investors’ focus to turn to the outlook for the underlying economy, as reduced liquidity and tighter loan standards are likely to dampen economic growth into 2009. However, the Fed has left little room to ease monetary policy further.Therefore, we intend to maintain the fund’s focus on liquidity.

November 17, 2008

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2008
	Class A	Class B	Class C	Class D

Expenses paid per $1,000†	$ 1.07	$ 2.33	$ 3.60	$ 5.62
Ending value (after expenses)	$1,012.90	$1,011.60	$1,010.40	$1,008.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2008
	Class A	Class B	Class C	Class D

Expenses paid per $1,000†	$ 1.07	$ 2.35	$ 3.62	$ 5.65
Ending value (after expenses)	$1,024.15	$1,022.89	$1,021.63	$1,019.61

† Expenses are equal to the fund’s annualized expense ratio of .21% for Class A, .46% for Class B, .71% for
Class C and 1.11% for Class D; multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2008 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—43.2%	Amount ($)	Value ($)

Allied Irish Banks (Yankee)
2.86%, 11/18/08	40,000,000	40,000,375
Australia and New Zealand Banking Group Ltd. (Yankee)
3.00%, 12/11/08	50,000,000 [a]	50,002,743
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
2.80%, 11/17/08	50,000,000	50,000,000
Barclays Bank PLC (Yankee)
3.01%—3.75%, 1/5/09—1/22/09	60,000,000	60,000,000
Canadian Imperial Bank of Commerce (Yankee)
2.95%, 12/29/08	50,000,000	50,000,000
Credit Agricole (London)
2.87%, 12/1/08	50,000,000	50,000,000
DEPFA BANK PLC (Yankee)
2.88%, 12/11/08	50,000,000 [a]	50,000,000
Landesbank Hessen-Thuringen Girozentrale (Yankee)
2.89%, 11/6/08	50,000,000	50,000,069
Norddeutsche Landesbank Girozentrale (Yankee)
2.99%, 11/28/08	40,000,000	40,000,000
Societe Generale (Yankee)
3.00%, 12/11/08	50,000,000	50,000,000
SunTrust Bank
3.00%, 12/16/08	50,000,000	50,000,000
UBS AG (Yankee)
2.84%, 11/10/08	50,000,000	50,000,000
Wachovia Bank, N.A.
3.05%, 12/17/08	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $615,003,187)		615,003,187

Commercial Paper—24.8%

Alpine Securitization Corp.
3.61%, 11/20/08	50,000,000 [a]	49,905,000
Atlantis One Funding Corp.
0.25%, 11/3/08	40,000,000 [a]	39,999,444
Cancara Asset Securitisation Ltd.
3.81%, 11/19/08	50,000,000 [a]	49,905,000
Citigroup Funding Inc.
2.93%—3.46%, 11/14/08—12/2/08	60,000,000	59,898,550

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Gemini Securitization Corp., LLC
3.11%, 11/21/08	55,000,000 [a]	54,905,278
Prudential Funding LLC
0.30%, 11/3/08	50,000,000	49,999,166
Skandinaviska Enskilda Banken AB
3.16%, 1/30/09	50,000,000 [a]	49,611,875
Total Commercial Paper
(cost $354,224,313)		354,224,313

Corporate Notes—10.9%

Banca Intesa SpA
5.09%, 11/14/08	25,000,000 [b]	25,000,000
General Electric Capital Corp.
3.32%, 11/25/08	25,000,000 [b]	25,000,000
ING Bank N.V.
3.17%, 12/18/08	40,000,000 [b]	40,000,000
Rabobank Nederland
2.78%, 11/14/08	25,000,000 [b]	25,000,000
Wachovia Bank, N.A.
3.47%, 11/29/08	25,000,000 [b]	25,000,000
Wells Fargo & Co.
4.06%, 11/4/08	15,000,000 [b]	15,000,000
Total Corporate Notes
(cost $155,000,000)		155,000,000

U.S. Government Agency—2.8%

Federal Home Loan Bank
0.01%, 11/3/08
(cost $39,999,978)	40,000,000	39,999,978

Time Deposits—5.5%

Bank of America N.A. (Grand Cayman)
0.13%, 11/3/08	40,000,000	40,000,000
Deutsche Bank AG (Grand Cayman)
0.12%, 11/3/08	38,000,000	38,000,000
Total Time Deposits
(cost $78,000,000)		78,000,000

	Principal
Repurchase Agreements—12.6%	Amount ($)	Value ($)

Deutsche Bank Securities
0.20%, dated 10/31/08, due 11/3/08 in
the amount of $100,001,667 (fully collateralized
by $27,350,000 Federal Farm Credit Bank, 4.75%,
due 5/7/10, value $28,567,576, $52,940,000
Federal Home Loan Bank, 3.26%-5.60%, due
2/15/11-3/3/25, value $52,453,653 and
$21,000,000 Federal Home Loan Mortgage Corp.,
0%, due 12/5/08, value $20,983,200)	100,000,000	100,000,000
JP Morgan Chase & Co.
0.30%, dated 10/31/08, due 11/3/08 in the
amount of $80,002,000 (fully collateralized
by $81,960,000 U.S. Treasury Bills, due 4/16/09,
value $81,601,837)	80,000,000	80,000,000
Total Repurchase Agreements
(cost $180,000,000)		180,000,000

Total Investments (cost $1,422,227,478)	99.8%	1,422,227,478

Cash and Receivables (Net)	.2%	3,444,147

Net Assets	100.0%	1,425,671,625

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities amounted to $344,329,340 or 24.2% of net assets.
b Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Banking	71.7	Insurance	3.5
Repurchase Agreements	12.6	U.S. Government Agency	2.8
Asset-Backed/		Finance	1.8
Multi-Seller Programs	7.4		99.8

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2008 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities-See Statement of
Investments (including Repurchase Agreements
of $180,000,000)—Note 1(b)		1,422,227,478		1,422,227,478
Interest receivable				5,135,593
Prepaid expenses				105,861
				1,427,468,932

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2 (d)				155,468
Cash overdraft due to Custodian				1,378,566
Due to Citizens—Note 2 (d)				263,273
				1,797,307

Net Assets ($)				1,425,671,625

Composition of Net Assets ($):
Paid-in capital				1,425,671,299
Accumulated net realized gain (loss) on investments				326

Net Assets ($)				1,425,671,625

Net Asset Value Per Share
	Class A	Class B	Class C	Class D

Net Assets ($)	689,766,353	545,810,851	85,919,264	104,175,157
Shares Outstanding	689,766,022	545,810,857	85,919,263	104,175,157

Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	20,026,812
Expenses:
Management fee—Note 2(a)	727,998
Administrative service fees—Note 2(c)	834,991
Omnibus account serivice fees—Note 2(d)	727,998
Distribution fees—Note 2(b)	488,212
Treasury insurance expense —Note 1(e)	36,694
Total Expenses	2,815,893
Investment Income-Net, representing net increase
in net assets resulting from operations	17,210,919

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Operations ($):
Investment income—net	17,210,919	46,159,988
Net realized gain (loss) on investments	—	5,669
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,210,919	46,165,657

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(10,044,785)	(20,415,368)
Class B Shares	(5,360,308)	(18,969,050)
Class C Shares	(813,851)	(3,021,724)
Class D Shares	(991,975)	(3,753,846)
Total Dividends	(17,210,919)	(46,159,988)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	1,366,285,655	1,956,219,046
Class B Shares	1,006,990,907	2,071,727,890
Class C Shares	80,987,288	99,262,304
Class D Shares	75,091,918	210,878,713
Dividends reinvested:
Class A Shares	2,047,274	5,261,989
Class B Shares	723,578	2,967,316
Class C Shares	488,117	1,923,414
Class D Shares	918,357	3,327,499
Cost of shares redeemed:
Class A Shares	(1,359,505,530)	(1,665,471,949)
Class B Shares	(851,635,661)	(2,104,526,748)
Class C Shares	(71,791,695)	(98,258,396)
Class D Shares	(122,945,982)	(134,559,132)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	127,654,226	348,751,946
Total Increase (Decrease) in Net Assets	127,654,226	348,757,615

Net Assets ($):
Beginning of Period	1,298,017,399	949,259,784
End of Period	1,425,671,625	1,298,017,399

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2008			Year Ended April 30,

Class A Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.013	.046	.051	.037	.017	.009
Distributions:
Dividends from investment
income—net	(.013)	(.046)	(.051)	(.037)	(.017)	(.009)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.56[a]	4.71	5.23	3.80	1.71	.91

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.21[a]	.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets	2.55[a]	4.47	5.13	3.84	1.72	.90

Net Assets, end of period
($ x 1,000)	689,766	680,940	384,928	222,466	134,493	70,667

a Annualized.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2008			Year Ended April 30,

Class B Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.012	.044	.049	.035	.014	.007
Distributions:
Dividends from investment
income—net	(.012)	(.044)	(.049)	(.035)	(.014)	(.007)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.30[a]	4.45	4.97	3.54	1.46	.65

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46[a]	.45	.45	.45	.45	.45
Ratio of net investment income
to average net assets	2.29[a]	4.37	4.87	3.53	1.47	.66

Net Assets, end of period
($ x 1,000)	545,811	389,731	419,560	329,610	246,689	248,396

a Annualized.
See notes to financial statements.

Six Months Ended
October 31, 2008			Year Ended April 30,

Class C Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.010	.041	.046	.032	.012	.004
Distributions:
Dividends from investment
income—net	(.010)	(.041)	(.046)	(.032)	(.012)	(.004)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.06[a]	4.19	4.71	3.29	1.20	.40

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71[a]	.70	.70	.70	.70	.70
Ratio of net investment income
to average net assets	2.04[a]	4.11	4.62	3.32	1.22	.41

Net Assets, end of period
($ x 1,000)	85,919	76,235	73,308	62,811	44,672	73,774

a Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2008			Year Ended April 30,

Class D Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.008	.037	.042	.029	.009	.003
Distributions:
Dividends from investment
income—net	(.008)	(.037)	(.042)	(.029)	(.009)	(.003)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.65[a]	3.78	4.30	2.90	.94	.30

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11[a]	1.10	1.10	1.10	1.10	1.10
Ratio of net expenses to
average net assets	1.11[a]	1.10	1.10	1.08	1.02	.80
Ratio of net investment income
to average net assets	1.66[a]	3.51	4.22	2.94	.90	.29

Net Assets, end of period
($ x 1,000)	104,175	151,111	71,464	48,295	28,356	2,474

a Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain vot-

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ing rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant
Observable Inputs	1,422,227,478
Level 3—Significant
Unobservable Inputs	0
Total	1,422,227,478

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008.

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax characters of distributions paid to shareholders during the fiscal year ended April 30, 2008 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, has been extended by the Treasury until April 30, 2009, after which the Secretary of theTreasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008.This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2008, Class C and Class D shares were charged $99,713 and $388,499, respectively, pursuant to the Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2008, Class B, Class C and Class D shares were charged $585,855, $99,713 and $149,423, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2008, Class A, Class B, Class C and Class D shares were charged $394,001, $234,343, $39,885 and $59,769, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $80,584 and Rule 12b-1 distribution plan fees $74,884.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $144,464 and omnibus account services plan fees $118,809.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 16-17, 2008, the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund.The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee,Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses and performance.

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the first quartile (among the lowest expense ratios) of the Expense Group and Expense Universe.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance and comparisons of performance to a group of comparable funds (the “Performance Group”) that were composed of the same funds included in the Expense Group and to a broader group of funds (the “Performance Universe”). The Board noted that the fund’s performance was above the medians of the Performance Group and Performance Universe for the reported periods ended May 31, 2008.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund com-plex.The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser, and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was not unreasonable given the services provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations:

¬      The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
¬      The Board was satisfied with the fund’s performance.
¬      The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
¬ The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that mater- ial economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund 27

NOTES

For More Information

By telephone
Call your Citizens Registered Representative or
1-800-242-2224

By mail, write to:
CitizensSelect
875 Elm Street NE0212
Manchester, NH 03101

Investment Adviser
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Transfer Agent & Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Distributor
MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: CZAXX Class B: CZBXX Class C: CZCXX Class D: CZDXX

The fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Citizens Financial Group, Inc.™

0462SA1008

CitizensSelect Funds

CitizensSelect Treasury Money Market Fund

SEMIANNUAL REPORT October 31, 2008

Citizens Financial Group, Inc.™

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
22	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

CitizensSelect
Treasury Money Market Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for CitizensSelect Treasury Money Market Fund, covering the six-month period from May 1, 2008, through October 31, 2008.

These are difficult times for investors. A credit crunch that began in 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions. Making matters worse, the U.S. economic slowdown has gathered momentum, depressing investor sentiment.

Money market funds have not been immune to the downturn, as banks’ reluctance to lend even to financially sound companies produced challenging liquidity conditions in the commercial paper market,and resulted to date in at least one U.S. money market fund family having to close and liquidate certain of its money funds’ portfolios. The federal government subsequently stepped in with a number of measures, including a Temporary Guarantee Program for Money Market Funds and a $700 billion rescue package intended to promote greater liquidity in the financial markets. In our view, the government’s efforts to stabilize the fixed income markets are critical to a broader recovery in the credit markets, as funding for America’s leading corporations must improve before a more widespread easing of credit availability is possible.

The depth and duration of the financial crisis will depend on how quickly the banking system can be stabilized. In the meantime, we encourage you to maintain a long-term perspective and a disciplined approach to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2008, through October 31, 2008, as provided by James G. O’Connor, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2008, Class A, B, C and D shares of CitizensSelect Treasury Money Market Fund produced annualized yields of 1.28%, 1.03%, 0.78% and 0.40%, respectively. Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares also produced annualized effective yields of 1.29%, 1.03%, 0.78% and 0.40%, respectively.1,2

Yields of short-term U.S. Treasury securities declined over much of the reporting period along with short-term interest rates.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in securities issued or guaranteed as to principal and interest by the U.S. government.

Interest Rates Fell as U.S. Economy Struggled

Turmoil in the sub-prime mortgage market, slumping U.S. housing markets and resurgent energy prices already had produced a weaker U.S. economy by the start of the reporting period. As a result, the Federal Reserve Board (the “Fed”) reduced short-term interest rates aggressively in the months leading up to the reporting period, which began with an overnight federal funds rate of 2.0% .

Despite the Fed’s moves and an economic stimulus package from Congress, job losses and credit problems mounted. To address the credit crisis, in March the Fed participated in the rescue of investment bank Bear Stearns and made funds available to Wall Street firms in an unprecedented program allowing the use of mortgage-backed securities as collateral.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

However, any improvement in investor sentiment proved to be short lived.The unemployment rate jumped in May, and inflation appeared to accelerate along with commodity prices. Reports of additional write-downs by major banks in June sparked renewed volatility in the stock and bond markets. July also saw heightened market volatility, particularly when regional bank Indy Mac was seized by the FDIC, and government-sponsored mortgage agencies Fannie Mae and Freddie Mac revealed greater-than-expected losses due to rising mortgage defaults.

The bad news continued to mount in August, including a jump in the unemployment rate to 6.1%, its highest level in five years, and a surge in mortgage delinquencies to all-time highs. However, inflationary pressures appeared to ebb when commodity prices retreated from their peaks.

September ranked as one of the most challenging months in memory for the U.S. economy and global financial markets. In a financial crisis that former Fed Chairman Alan Greenspan called a “global tsunami,” financial institutions grew reluctant to lend even to each other, and major financial institutions found themselves unable to obtain short-term funding for their operations. As a result, the U.S. government effectively nationalized Fannie Mae, Freddie Mac and insurer AIG. In addition, Lehman Brothers filed for bankruptcy,Washington Mutual was seized by regulators, and Merrill Lynch and Wachovia were sold to former rivals at steeply discounted prices.The U.S.Treasury Department proposed a $700 billion rescue package for the nation’s banking system, which initially was rejected by Congress but after some adjustments was enacted into law. It later was estimated that U.S. GDP contracted by a –0.3% annualized rate in the third quarter, stoking recession fears.

Money Markets Suffered in the Financial Crisis

The money markets were not immune to the financial crisis, as evidenced by several high-profile money funds “breaking the buck.”The Lehman Brothers bankruptcy led to challenging liquidity conditions in the commercial paper market and concerned money market fund investors began a rash of redemptions from such funds. In an attempt

4

to curtail diminishing investor confidence and help restore liquidity and stability to the financial system, the Department of Treasury initiated several measures, including the Temporary Guarantee Program specifically for money market funds.

In October, the Fed and other central banks implemented an unprecedented, coordinated rate cut to combat spreading global economic weak-ness.The Fed followed up with another reduction later in the month,and the federal funds rate ended the reporting period at just 1%. In addition, signs of recovery in the commercial paper market had appeared by the reporting period’s end, as evidenced by rising trading activity.

Maintaining a Cautious Posture

The fund’s portfolio of U.S.Treasury securities and repurchase agreements sheltered shareholders from the turmoil in the commercial paper market. In addition, we maintained the fund’s weighted average maturity in a position we considered shorter than industry averages.

We currently expect investors’ focus to turn to the outlook for the underlying economy, as reduced liquidity and tighter loan standards are likely to dampen economic growth into 2009. However, the Fed has left little room to ease monetary policy further.Therefore, we intend to maintain the fund’s focus on liquidity.

November 17, 2008

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided for Class D shares reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s annualized yields for Class D shares would have been 0.35%, and the annualized effective yield would have been 0.35%

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Treasury Money Market Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2008
	Class A	Class B	Class C	Class D

Expenses paid per $1,000†	$ 1.01	$ 2.32	$ 3.59	$ 5.40
Ending value (after expenses)	$1,006.50	$1,005.20	$1,003.90	$1,002.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2008
	Class A	Class B	Class C	Class D

Expenses paid per $1,000†	$ 1.02	$ 2.35	$ 3.62	$ 5.45
Ending value (after expenses)	$1,024.20	$1,022.89	$1,021.63	$1,019.81

† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A, .46% for Class B, .71% for Class C and 1.07% for Class D; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2008 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—100.0%	Purchase (%)	Amount ($)	Value ($)

11/6/08	1.42	38,000,000	37,992,516
11/13/08	1.39	105,000,000	104,951,400
11/20/08	0.22	38,300,000	38,295,596
11/28/08	1.14	153,703,000	153,571,678
12/4/08	1.58	228,000,000	227,670,733
12/11/08	1.71	63,000,000	62,881,000
12/18/08	0.40	89,400,000	89,353,911
12/26/08	1.30	151,000,000	150,702,649
1/2/09	0.66	145,000,000	144,836,432
1/15/09	1.17	69,000,000	68,832,500
1/29/09	1.10	334,000,000	333,095,908
2/26/09	0.80	5,000,000	4,987,000
3/12/09	1.48	13,000,000	12,930,461
3/19/09	1.00	22,000,000	21,915,667

Total Investments (cost $1,452,017,451)		100.0%	1,452,017,451
Cash and Receivables (Net)		.0%	364,045
Net Assets		100.0%	1,452,381,496

Portfolio Summary (Unaudited)†
Value (%)

U.S. Treasury Bills	100.0

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2008 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities-See Statement of Investments			1,452,017,451	1,452,017,451
Cash				672,100
Prepaid expenses				82,452
				1,452,772,003

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(d)				138,004
Due to Citizens—Note 2(d)				250,678
Payable for shares of Beneficial Interest redeemed				1,825
				390,507

Net Assets ($)				1,452,381,496

Composition of Net Assets ($):
Paid-in capital				1,452,377,080
Accumulated net realized gain (loss) on investments				4,416

Net Assets ($)				1,452,381,496

Net Asset Value Per Share
	Class A	Class B	Class C	Class D

Net Assets ($)	836,128,258	529,430,196	71,825,526	14,997,516
Shares Outstanding	836,125,593	529,428,714	71,825,305	14,997,468

Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	8,398,445
Expenses:
Management fee—Note 2(a)	580,839
Omnibus account service fees—Note 2(d)	580,839
Administrative services fees—Note 2(c)	522,885
Distribution fees—Note 2(b)	92,503
Treasury insurance expense—Note 1(e)	28,021
Total Expenses	1,805,087
Less-reduction in management fee due to undertaking—Note 2(a)	(1,056)
Net Expenses	1,804,031
Investment Income-Net	6,594,414

Realized Gain (Loss) on Investments—Note 1 (b) ($)	4,331
Net Increase in Net Assets Resulting from Operations	6,598,745

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Operations ($):
Investment income—net	6,594,414	38,386,072
Net realized gain (loss) on investments	4,331	10,457
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,598,745	38,396,529

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(4,625,503)	(21,573,327)
Class B Shares	(1,732,437)	(16,203,179)
Class C Shares	(229,260)	(517,124)
Class D Shares	(7,214)	(92,442)
Total Dividends	(6,594,414)	(38,386,072)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	1,404,321,824	2,233,195,107
Class B Shares	660,564,083	1,338,806,636
Class C Shares	314,550,228	63,388,409
Class D Shares	22,085,998	14,352,997
Dividends reinvested:
Class A Shares	113,857	524,788
Class B Shares	258,759	741,324
Class C Shares	22,678	192,396
Class D Shares	6,854	92,397
Cost of shares redeemed:
Class A Shares	(1,717,867,203)	(1,332,292,442)
Class B Shares	(454,439,640)	(1,517,569,062)
Class C Shares	(273,939,463)	(44,788,932)
Class D Shares	(10,044,816)	(15,573,559)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(54,366,841)	741,070,059
Total Increase (Decrease) in Net Assets	(54,362,510)	741,080,516

Net Assets ($):
Beginning of Period	1,506,744,006	765,663,490
End of Period	1,452,381,496	1,506,744,006

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2008			Year Ended April 30,

Class A Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.006	.036	.048	.034	.015	.008
Distributions:
Dividends from investment
income—net	(.006)	(.036)	(.048)	(.034)	(.015)	(.008)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.29[a]	3.69	4.86	3.41	1.50	.77

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.20[a]	.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets	1.25[a]	3.43	4.77	3.34	1.55	.76

Net Assets, end of period
($ x 1,000)	836,128	1,149,555	248,129	193,778	210,987	73,735

a Annualized.

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2008			Year Ended April 30,

Class B Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.005	.034	.045	.031	.012	.005
Distributions:
Dividends from investment
income—net	(.005)	(.034)	(.045)	(.031)	(.012)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.03[a]	3.43	4.60	3.16	1.25	.51

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46[a]	.45	.45	.45	.45	.45
Ratio of net investment income
to average net assets	.99[a]	3.54	4.54	3.16	1.30	.51

Net Assets, end of period
($ x 1,000)	529,430	323,048	501,057	195,545	153,922	149,761

a Annualized.

See notes to financial statements.

12

Six Months Ended
October 31, 2008			Year Ended April 30,

Class C Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.004	.031	.043	.029	.010	.003
Distributions:
Dividends from investment
income—net	(.004)	(.031)	(.043)	(.029)	(.010)	(.003)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.77[a]	3.17	4.34	2.90	.99	.26

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71[a]	.70	.70	.70	.70	.70
Ratio of net investment income
to average net assets	.74[a]	2.79	4.26	2.79	1.05	.26

Net Assets, end of period
($ x 1,000)	71,826	31,191	12,399	12,197	20,727	14,828

a Annualized.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2008			Year Ended April 30,

Class D Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.027	.039	.025	.007	.002
Distributions:
Dividends from investment
income—net	(.002)	(.027)	(.039)	(.025)	(.007)	(.002)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.40[a]	2.76	3.92	2.52	.74	.18

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11[a]	1.10	1.10	1.10	1.10	1.10
Ratio of net expenses
to average net assets	1.07[a]	1.10	1.10	1.08	1.04	.77
Ratio of net investment income
to average net assets	.31[a]	2.76	3.86	2.49	.71	.16

Net Assets, end of period
($ x 1,000)	14,998	2,950	4,078	6,018	5,510	188

a Annualized.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelect Treasury Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

16

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant
Observable Inputs	1,452,017,451
Level 3—Significant
Unobservable Inputs	0
Total	1,452,017,451

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008.

18

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2008 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, has been extended by the Treasury until April 30, 2009, after

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

which the Secretary of theTreasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008.This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

The Manager has undertaken to limit fund expenses to maintain a minimum yield floor limit of .05%. Such expense limitations may fluctuate daily and are voluntary and temporary not contractual, and may be terminated by the Manager at any time without notice. The expense reimbursement, pursuant to the undertaking, amounted to $1,056 for Class D shares during the period ended October 31, 2008.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2008, Class C and Class D shares were charged $77,138 and $15,365, respectively, pursuant to the Plan.

20

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2008, Class B, Class C and Class D shares were charged $439,837, $77,138 and $5,910 respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2008, Class A, Class B, Class C and Class D shares were charged $371,685, $175,935, $30,855 and $2,364, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $116,380 and Rule 12b-1 distribution plan fees $22,680, which are offset against an expense reimbursement currently in effect for $1,056.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $125,466 and omnibus account services plan fees $125,212.

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 16-17, 2008, the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Board noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including of the fund.The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee

22

and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses and performance.

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the first quartile (among the lowest expense ratios) of the Expense Group and Expense Universe, and was the lowest of the Expense Group.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance and comparisons of performance to a group of comparable funds (the “Performance Group”) that were composed of the same funds included in the Expense Group and to a broader group of funds (the “Performance Universe”). The Board noted that the fund’s performance was the highest of the Performance Group for the reported periods ended May 31, 2008, and was above the medians of the Performance Universe for the same periods.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser, and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was not unreasonable given the services provided.

24

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations:

¬ The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.

¬ The Board was satisfied with the fund’s performance.

¬ The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

¬ The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that mater- ial economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund 25

For More Information

By telephone
Call your Citizens Registered Representative or 1-800-242-2224

Investment Adviser
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

By mail, write to:
CitizensSelect
875 Elm Street NE0212
Manchester, NH 03101

Transfer Agent & Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: CEAXX Class B: CEBXX Class C: CECXX Class D: CEDXX

The fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Citizens Financial Group, Inc.™

0466SA1008

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 18, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	December 18, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)